Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions						12 Months Ended
	Dec. 02, 2021 shares	Sep. 15, 2020	Jul. 31, 2018 shares	Nov. 30, 2017 shares	Oct. 31, 2010 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2008 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			10 years
Percentage of voting power						10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares							$ 23
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised						¥ 210	$ 33	¥ 157		¥ 77
Total fair value of options vested						217	$ 34	261		216
Unrecognized share-based compensation cost						¥ 134						$ 21
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 2 months 12 days	2 years 2 months 12 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares							$ 12		$ 9		$ 5
Parent Company | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						4 years	4 years
Parent Company | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost						¥ 8,200						$ 1,300
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 8 months 12 days	2 years 8 months 12 days
Total fair value of shares vested during respective years, restricted shares						¥ 5,000	$ 782	¥ 4,600		¥ 4,100
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares							$ 23		$ 14		$ 16
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares						110.00%						110.00%
Parent Company | 2008 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													3,428,777
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment [Member] | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						10 years	10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						5 years	5 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			3,443,950
Parent Company | Stock Incentive Plan 2018 [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			275,516,000
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					589,729,714
Shares vesting term						4 years	4 years
Unrecognized share-based compensation cost						¥ 1,100						$ 174
A weighted-average vesting period over which the deferred cost is expected to be recognized						2 years 1 month 6 days	2 years 1 month 6 days
iQIYI | 2010 Equity Incentive Plan | Original Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					10 years
iQIYI | 2010 Equity Incentive Plan | Modified Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted		20 years
iQIYI | 2010 Equity Incentive Plan | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage						25.00%	25.00%
iQIYI | 2010 Equity Incentive Plan | Quarterly basis thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage						75.00%	75.00%
iQIYI | 2017 Stock Incentive Plan.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				720,000
Contractual term of share-based awards granted				10 years
iQIYI | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	364,000,000
Contractual term of share-based awards granted	10 years
Reduction is ordinary shares for issuance of each restricted stock unit	1.3
Other Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term						4 years	4 years